BASIS OF PREPARATION (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Basis Of Preparation Of Financial Statements [Abstract]
Subsidiaries of the Company
The subsidiaries of our Company are set out below:

	Percentage of equity interest
Place of incorporation and operations	2024	2023
The British Virgin Islands
APWC General Holdings Limited	100.00%	100.00%
PRC (APWC) Holding Ltd.	100.00%	100.00%
Samray Inc.	100.00%	100.00%
Siam (APWC) Holdings Ltd.	100.00%	100.00%
Moon View Ltd.	100.00%	100.00%
Trigent Investment Holdings Limited	100.00%	100.00%
Crown Century Holdings Ltd.	100.00%	100.00%
Singapore
Sigma Cable Company (Private) Limited (“Sigma Cable”)	98.30%	98.30%
Epan Industries Pte Ltd.	98.30%	98.30%
Singvale Pte Ltd.	100.00%	100.00%
The People’s Republic of China (“PRC”)
Ningbo Pacific Cable Co., Ltd. (“Ningbo Pacific”)	97.93%	97.93%
Shanghai Yayang Electric Co., Ltd. (“SYE”)	68.75%	68.75%
Pacific Electric Wire & Cable (Shenzhen) Co., Ltd. (“PEWS”)	97.93%	97.93%
Hong Kong
Crown Century Holdings Limited (“CCH (HK)”)	97.93%	97.93%
Australia
Australia Pacific Electric Cable Pty Limited (“APEC”)	98.06%	98.06%
Thailand
Charoong Thai Wire and Cable Public Company Limited (“Charoong Thai”) (i)	50.93%	50.93%
Siam Pacific Electric Wire & Cable Company Limited (“Siam Pacific”)	50.93%	50.93%
Double D Cable Company Limited (“Double D”)	50.93%	50.93%
Hard Lek Limited.	73.98%	73.98%
APWC (Thailand) Co., Ltd.	99.48%	99.48%
PEWC (Thailand) Co., Ltd.	99.48%	99.48%
CTW Beta Co., Ltd.	50.89%	50.89%
Siam Fiber Optics Co., Ltd. (“SFO”)	50.93%	50.93%
Taiwan
Asia Pacific New Energy Corporation Limited ("APNEC")	100.00%	100.00%
Pacific Smart System Corporation Limited ("PSSC") (Formerly YASHIN Energy Corporation Limited)	100.00%	100.00%
YADING Energy Corporation Limited ("YADING")	100.00%	100.00%
(i)Charoong Thai is listed on the Stock Exchange of Thailand and is engaged in the manufacture of wire and cable products for the power and telecommunications industries in Thailand.
Proportion of equity interest held by NCI:

	Country of incorporation and operation	As of December 31,
Name		2024	2023
Charoong Thai and its subsidiaries (“CTW Consolidated”)	Thailand	49.07%	49.07%